Equity Incentive Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
2021 Incentive Plan [Member]
Equity Incentive Plan [Line Items]
Common stock issued	4,672,506
Subject to outstanding awards	2,032,521
2024 Incentive Plan [Member]
Equity Incentive Plan [Line Items]
Subject to outstanding awards	2,032,521
Stock Options [Member]
Equity Incentive Plan [Line Items]
Share-based compensation expense (in Dollars)	$ 37,827	$ 90,377
Restricted Stock Awards [Member]
Equity Incentive Plan [Line Items]
Share-based compensation expense (in Dollars)		$ 106,629
Grant restricted stock
Unvested restricted stock
Recognize any share-based compensation (in Dollars)
Unrecognized share-based compensation (in Dollars)